Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
Schedule of Income Tax Expenses

The following table presents the composition of income tax expenses for years ended December 31, 2025 and 2024:

	For the years ended December 31,
	2025	2024
Current income tax expenses	$150,623	109,454
Deferred income tax expenses	(33,532)	(13,963)
	$117,091	95,491

Schedule of Effective Income Tax Rate
	For the years ended December 31,
	2025	%	2024	%	2023
Income before income taxes	$1,340,247		1,046,356		-
Income tax expense computed at an applicable tax rate of 9%	120,623	9.0	94,172	9.0	-
Non-deductible item	12,464	0.9	10,509	1.0	-
Effect of tax holiday	(15,996)	(1.2)	(9,190)	(0.9)	-
	$117,091		95,491		-

Schedule of Deferred Tax Assets and Deferred Tax Liabilities

Significant components of the Group’s deferred tax assets and deferred tax liabilities were as follows:

	For the years ended December 31,
	2025	2024	2023
Deferred tax assets:
Allowance for credit loss	$41,124	7,808	-
Operating lease liabilities	3,384	816	-
Current year tax losses	5,809	5,809	-
Total deferred tax assets	50,317	14,433	-

Deferred tax liability:
Right of use assets	(2,822)	(470)	-
Deferred tax assets, net:	$47,495	13,963	-